Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2018	Mar. 31, 2018 [1]
ASSETS
Cash and cash equivalents	$ 6,047,918	$ 4,755,082
Marketable securities, short-term	23,941,749	20,765,809
Accounts receivable, net of allowance for uncollectible accounts of $15,000	3,045,230	2,888,779
Inventories	3,575,963	3,650,439
Prepaid expenses and other assets	650,748	635,160
Total current assets	37,261,608	32,695,269
Fixed assets
Machinery and equipment	9,395,987	9,395,987
Leasehold improvements	1,787,269	1,749,284
	11,183,256	11,145,271
Less accumulated depreciation and amortization	10,066,677	9,819,888
Net fixed assets	1,116,579	1,325,383
Deferred tax assets	625,024	572,655
Marketable securities, long-term	46,860,152	52,838,158
Total assets	85,863,363	87,431,465
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	253,702	414,970
Accrued payroll and other	462,262	574,755
Total current liabilities	715,964	989,725
Shareholders’ equity
Common stock, $0.01 par value, 6,000,000 shares authorized; 4,844,010 issued and outstanding as of Sept. 30, 2018 and 4,842,010 as of March 31, 2018	48,440	48,420
Additional paid-in capital	19,817,088	19,599,298
Accumulated other comprehensive loss	(1,031,790)	(915,635)
Retained earnings	66,313,661	67,709,657
Total shareholders’ equity	85,147,399	86,441,740
Total liabilities and shareholders’ equity	$ 85,863,363	$ 87,431,465

[1]	The March 31, 2018 Balance Sheet is derived from the audited financial statements contained in our Annual Report on Form 10-K for the fiscal year ended March 31, 2018.